November 6, 2015

BNY MELLON ABSOLUTE INSIGHT FUNDS, INC.
BNY Mellon Absolute Insight Multi-Strategy Fund

Supplement to Statement of Additional Information dated November 6, 2015

Shares of BNY Mellon Absolute Insight Multi-Strategy Fund are not currently being offered.